CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-in Capital	Treasury shares, at cost	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Balance at Dec. 31, 2013	$ 7	$ 153,124		$ (119)	$ (71,621)	$ 81,391
Balance (in shares) at Dec. 31, 2013	99,194,991
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon vesting of nonvested shares (in shares)	611,010
Exercise of share options		230				230
Exercise of share options (in shares)	548,800
Share-based compensation		2,518				2,518
Repurchase of ordinary shares			$ (10,957)			(10,957)
Repurchase of ordinary shares (in share)	(3,737,452)
Net loss					(29,987)	(29,987)
Foreign currency translation adjustment				(12)		(12)
Balance at Dec. 31, 2014	$ 7	155,872	(10,957)	(131)	(101,608)	43,183
Balance (in shares) at Dec. 31, 2014	96,617,349
Balance at Dec. 31, 2013	$ 7	153,124		(119)	(71,621)	81,391
Balance (in shares) at Dec. 31, 2013	99,194,991
Balance at Dec. 31, 2016	$ 10	236,949	(20,806)	(579)	(149,738)	65,836
Balance (in shares) at Dec. 31, 2016	137,820,605
Balance at Dec. 31, 2014	$ 7	155,872	(10,957)	(131)	(101,608)	43,183
Balance (in shares) at Dec. 31, 2014	96,617,349
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon vesting of nonvested shares (in shares)	1,316,696
Exercise of share options		122				122
Exercise of share options (in shares)	175,950
Share-based compensation		3,196				3,196
Repurchase of ordinary shares			(9,039)			(9,039)
Repurchase of ordinary shares (in share)	(3,653,222)
Net loss					(39,407)	(39,407)
Foreign currency translation adjustment				(178)		(178)
Balance at Dec. 31, 2015	$ 7	159,190	(19,996)	(309)	(141,015)	(2,123)
Balance (in shares) at Dec. 31, 2015	94,456,773
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon private placement, net of issuance costs	$ 3	75,420				75,423
Issuance of ordinary shares upon private placement (in shares)	42,500,000
Issuance of ordinary shares upon vesting of nonvested shares (in shares)	1,367,560
Exercise of share options		22				22
Exercise of share options (in shares)	39,500
Share-based compensation		2,317				2,317
Repurchase of ordinary shares			(810)			(810)
Repurchase of ordinary shares (in share)	(543,228)
Net loss					(8,723)	(8,723)
Foreign currency translation adjustment				(270)		(270)
Balance at Dec. 31, 2016	$ 10	$ 236,949	$ (20,806)	$ (579)	$ (149,738)	$ 65,836
Balance (in shares) at Dec. 31, 2016	137,820,605